Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net income (loss)	¥ (2,274,036)	$ (325,183)	¥ 309,474	¥ 289,099
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation expense	5,326	761	12,516	16,192
Amortization of intangible assets			16,791	17,858
Non-cash operating lease expense	16,223	2,320	58,192	66,782
Loss on termination of operating lease	11,100	1,587	1,726	2,907
Allowance for credit losses on financial assets	1,561,435	223,282	43,650	24,647
Impairment loss on financial assets	610,631	87,319
Share-based compensation expenses	16,996	2,430	38,589	17,095
(Loss) Gain on disposal of property, plant and equipment	(6,618)	(947)	224	1,311
Property, plant and equipment written off			4,180
Change in fair value of equity investments	7,349	1,051	82,588	(96,217)
Derecognition of a contingent consideration	17,627	2,521	(4,088)	(6,650)
Investment income	(4,708)	(673)	(5,351)	(17,047)
Net loss (gain) on disposal of subsidiaries	113,376	16,213	(897,306)	2,904
Loss (gain) on disposal of investment in an associate	4,330	619
Share of loss of affiliates, net of impairment			10,252	1,317
Deferred taxes	(15,700)	(2,245)	111,498	14,544
Interest accrued for other receivables	(31,237)	(4,467)	(11,638)	(3,537)
Impairment of goodwill and intangible assets			404,121
Changes in operating assets and liabilities:
Accounts receivable	6,952	992	76,783	196,422
Contract assets	205,461	29,383	116,924	(327,419)
Insurance premium receivables				(16)
Other receivables	(211,449)	(30,237)	(272,392)	9,034
Other current assets	(4,463)	(638)	4,881	8,576
Other non-current assets	31,431	4,495	2,696	(4,933)
Accounts payable	(67,513)	(9,654)	(135,671)	(362,066)
Accrued commissions	(71,122)	(10,170)	(13,844)	364,026
Insurance premium payables	(305)	(44)	(7,596)	(1,637)
Other payables and accrued expenses	115,453	16,510	310,476	(2,115)
Accrued payroll	809	116	(30,299)	(8,799)
Income taxes payable	7,013	1,003	(24,071)	(29,947)
Lease liabilities	(27,266)	(3,899)	(55,709)	(68,265)
Tax liabilities	(33,368)	(4,772)	(4,744)	(2,279)
Net cash generated from (used in) operating activities	(16,273)	(2,327)	142,852	101,787
Cash flows from investing activities:
Purchase of short-term investments	(49,942)	(7,143)	(1,847,474)	(4,399,910)
Proceeds from disposal of short-term investments	84,714	12,114	2,150,410	4,226,001
Purchase of long-term investments				(135,462)
Purchase of property, plant and equipment	(3,338)	(477)	(8,450)	(12,996)
Proceeds from disposal of property, plant and equipment	13,697	1,959	3,117	3,047
Cash paid out for loan receivables from third parties			(824,800)	(160,000)
Cash received for loan receivables from third parties			141,000	229,000
Payment for business acquisitions, net of cash acquired				18,452
Proceeds as guarantee deposits from certain shareholders in business combinations				33,373
Payment as guarantee deposits to certain shareholders in business combinations				(33,373)
Disposal of subsidiaries, net of cash disposed	(143,172)	(20,473)	(50,393)
Loan to a related party	(15,482)	(2,214)
Loan from a related party	1,748	250
Cash received from disposal of an equity investment	354	51
Cash acquired on non-cash acquisitions	39	6
Others				(2,440)
Net cash used in investing activities	(111,382)	(15,927)	(436,590)	(234,308)
Cash flows from financing activities:
Proceeds from bank borrowings	74,000	10,582	134,976	182,301
Proceeds of issuance of ordinary shares	7,299	1,044	93
Repayment of bank and other borrowings	(152,976)	(21,875)	(164,300)	(62,789)
Dividend distributed to non-controlling interest			(29,500)
Proceeds on exercise of stock options	73	10
Capital contribution from non-controlling interests				7,330
Repurchase of ordinary shares from open market			(5,735)	(40,556)
Others			77	(110)
Net cash (used in) generated from financing activities	(71,604)	(10,239)	(64,389)	86,176
Net decrease in cash and cash equivalents, and restricted cash	(199,259)	(28,493)	(358,127)	(46,345)
Cash and cash equivalents and restricted cash at beginning of year	245,744	35,141	602,004	648,211
Effect of exchange rate changes on cash and cash equivalents	3,771	539	1,867	138
Cash and cash equivalents and restricted cash at the end of the year	50,256	7,187	245,744	602,004
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	31,095	4,447	192,117	521,538
Restricted cash at the end of the year	19,161	2,740	53,627	80,466
Total of cash and cash equivalents and restricted cash at the end of the year	50,256	7,187	245,744	602,004
Supplemental disclosure of cash flow information:
Income taxes paid	10,264	1,468	12,601	76,879
Interests paid	3,799	543	3,326	8,750
Supplemental disclosure of non-cash information:
Right-of-use assets obtained in exchange for lease liabilities	(699)	(100)	(1,872)	57,233
Acquisition of subsidiaries through issuing ordinary shares				(203,657)
Equity shares received as consideration of disposal of subsidiaries (Note3)			¥ 1,000,000